Cash Generated from Operations - Summary of Proceeds from Sale of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Net book value of property plant and equipment disposed	£ 41	£ 12	£ 9
Profit/(loss) on sale of property, plant and equipment	87	£ (12)	(5)
Proceeds from sale of property, plant and equipment	£ 128		£ 4